Equity Method Investments (Reconciliation Of Investments In Equity Affiliates) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Equity Method Investments
Beginning of year	$ 1,674	$ 1,606
Additional investments	51	208
Equity in net income (loss) of affiliates	(128)	98	$ 79
Dividends and Distributions received	(46)	(61)
Currency translation adjustments	22	(156)
Other adjustments	(13)	(21)
End of year	$ 1,560	$ 1,674	$ 1,606